Consolidated Statements of Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues	€ 35,746	€ 35,611	€ 32,253
Cost of sales	(20,938)	(19,200)	(18,468)
Gross profit	14,808	16,411	13,785
Research and development expenses	(3,881)	(3,868)	(2,690)
Selling and marketing expenses	(9,526)	(8,856)	(7,406)
General and administrative expenses	(3,428)	(3,296)	(3,202)
Income (loss) from operations	(2,027)	392	488
Financial income (expense), net	2,643	3,949	(2,094)
Foreign Currency exchange (losses) gains, net	(909)	103	699
Income (loss) before taxes	(293)	4,444	(907)
Income tax (expense) credit	(388)	(602)	(759)
Net income (loss)	€ (681)	€ 3,842	€ (1,667)
Basic income (loss) per share (in EUR per share)	€ (0.02)	€ 0.14	€ (0.07)
Diluted income (loss) per share (in EUR per share)	€ (0.02)	€ 0.13	€ (0.07)
Basic Weighted average shares outstanding (in shares)	28,961,928	27,823,313	25,021,966
Diluted Weighted average shares outstanding (in shares)	28,961,928	29,365,583	25,021,966
Product [Member]
Revenues	€ 22,580	€ 24,045	€ 21,906
Cost of sales	(13,170)	(12,288)	(12,256)
HIFU Treatments and Devices Leased [Member]
Revenues	5,095	4,906	4,408
Cost of sales	(2,667)	(2,527)	(2,556)
Parts and Services [Member]
Revenues	8,011	6,628	5,904
Cost of sales	(5,101)	(4,385)	(3,656)
Product and Services, Excluding Other [Member]
Revenues	35,686	35,579	32,218
Product and Service, Other [Member]
Revenues	€ 60	€ 32	€ 35